Understanding our Financial Statements and the Impact to the Common Shareholder - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
One time fee, percentage		7.00%			7.00%
Recurring fee, percentage		2.80%			2.80%
Interest income	$ 116		$ 85	$ 73	$ 412		$ 7,398	$ 2,082
Trust services and administration revenues	102	$ 8,400		0	0		20,300	19,400
Consolidating Eliminations | Ben Liquidity
Related Party Transaction [Line Items]
Interest income	12,000		14,300	17,800		$ 50,800	55,900	51,800
Allowance for loan losses	9,500		43,100	$ 34,100	80,700		$ 8,900	$ 5,400
Consolidating Eliminations | Ben Custody
Related Party Transaction [Line Items]
Interest income					$ 29,000
Trust services and administration revenues	$ 6,600		$ 7,300
Customer ExAlt Trusts
Related Party Transaction [Line Items]
One time fee, percentage	7.00%
Recurring fee, percentage	2.80%
Minimum
Related Party Transaction [Line Items]
Expected life					7 years
Minimum | Customer ExAlt Trusts
Related Party Transaction [Line Items]
Interest rate	7.00%	7.00%			7.00%
Maximum
Related Party Transaction [Line Items]
Expected life					10 years
Maximum | Customer ExAlt Trusts
Related Party Transaction [Line Items]
Interest rate	14.00%	14.00%			14.00%